EQUITY (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Options/Warrants (in Shares)	4,246,096	594,285
Granted, Number of Options/Warrants (in Shares)	375,000	3,652,669
Exercised, Number of Options/Warrants (in Shares)	0	(858)
Forfeited or Expired, Number of Options/Warrants (in Shares)	0	0
Warrants Outstanding, Number of Options/Warrants (in Shares)	4,621,096	4,246,096
Exercisable, Number of Options/Warrants (in Shares)	4,621,096	4,246,096
Warrants Outstanding, Weighted Average Exercise Price	$ 6.53	$ 25.90
Granted, Weighted Average Exercise Price	$ 2.00	$ 6.61
Exercised, Weighted Average Exercise Price	$ 0	$ 0.35
Forfeited or Expired, Weighted Average Exercise Price	$ 0	$ 0
Warrants Outstanding, Weighted Average Exercise Price	$ 6.16	$ 6.53
Exercisable, Weighted Average Exercise Price	$ 6.16	$ 6.53